Investment Portfolioas of November 30, 2024 (Unaudited)
DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.5%
California 94.6%
California, Alameda Corridor Transportation Authority, Series C, 5.0%, 10/1/2052, INS: AGMC	2,000,000	2,174,536
California, Bay Area Toll Authority, Toll Bridge Revenue, Series B, 2.5% (a), 12/2/2024, LOC: Barclays Bank PLC	1,500,000	1,500,000
California, Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue:
Series B, AMT, 5.25%, 7/1/2049	1,000,000	1,085,801
Series B, AMT, 5.25%, 7/1/2054	500,000	539,001
California, Chabot-Las Positas Community College District, Series C, 5.25%, 8/1/2048	750,000	850,531
California, City of San Jose Financing Authority Wastewater Revenue, Series B, 5.0%, 11/1/2052	5,000,000	5,537,510
California, Community Choice Financing Authority, Clean Energy Project Revenue:
Series B-1, 4.0% (b), 2/1/2052, GTY: Morgan Stanley	6,500,000	6,617,822
Series B-1, 5.0% (b), 7/1/2053, GTY: Morgan Stanley	5,500,000	5,833,028
Series A-1, 5.0% (b), 12/1/2053, GTY: Goldman Sachs Group, Inc.	1,500,000	1,593,773
Series E, 5.0% (b), 2/1/2055, GTY: Morgan Stanley	1,500,000	1,635,856
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	1,425,000	1,368,710
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,025,000	2,829,031
Series B-1, 5.0%, 6/1/2049	325,000	331,251
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	1,500,000	1,266,789
Series A, 144A, 5.0%, 7/1/2051	3,500,000	3,444,212
California, Department of Veterans Affairs, Veteran's Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	880,000	927,271
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	2,831,709
California, El Rancho Unified School District, Series D, 5.75%, 8/1/2048, INS: BAM	1,000,000	1,183,624
California, Enterprise Development Authority Revenue, Rocklin Academy Obligated Group, 144A, 5.0%, 6/1/2054	600,000	618,141
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	9,330,000	7,976,670
Series M-049, 3.05%, 4/15/2034	2,215,000	2,043,026
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,029,626
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	963,698
Series C, 4.0%, 1/15/2043	2,500,000	2,517,473
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 5.0%, 6/1/2051	3,000,000	3,164,667
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	2,673,025	2,530,967
“A", Series 2021-1, 3.5%, 11/20/2035	2,832,114	2,774,644
“A", Series 2021-2, 3.75%, 3/25/2035	3,097,537	3,094,030
Series A, 4.25%, 1/15/2035	2,039,260	2,110,771
California, Imperial Community College District, General Obligation, Series A, 5.25%, 8/1/2053, INS: AGMC	1,000,000	1,115,661

California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A-4, 144A, AMT, 8.0% (b), 1/1/2050	2,000,000	2,060,936
California, Infrastructure & Economic Development Bank Revenue, Equitable School Revolving Fund LLC Obligated Group, Series B, 5.0%, 11/1/2049	1,000,000	1,092,726
California, Moreland School District, General Obligation, Series B, 5.0%, 8/1/2040 (c)	2,000,000	2,292,332
California, Mount Diablo Unified School District, Series B, 4.0%, 8/1/2035	2,000,000	2,125,062
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	8,634,989
California, Municipal Finance Authority Revenue, Eskaton Properties, Inc. Obligated Group, 5.0%, 11/15/2044	1,250,000	1,340,100
California, Municipal Finance Authority Revenue, PRS-California Obligated Group:
Series A, 5.0%, 4/1/2044	1,000,000	1,084,766
Series A, 5.0%, 4/1/2049	1,000,000	1,064,709
Series A, 5.0%, 4/1/2054	1,000,000	1,057,829
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	3,128,919
California, Municipal Finance Authority, Community Facilities District No. 2023-7, Area No. 1, 5.0%, 9/1/2054	700,000	733,809
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,372,394
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125% (b), 10/1/2041, GTY: Waste Management Holdings	480,000	481,013
California, Pomona Unified School District, Series F, 3.0%, 8/1/2048, INS: BAM	2,500,000	2,122,889
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	356,122
Series A, 144A, 5.0%, 7/1/2054	1,000,000	915,069
California, Regents of the University of California Medical Center Pooled Revenue, Series P, 3.5%, 5/15/2054	2,000,000	1,891,391
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	2,000,000	2,043,934
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052, INS: AGMC	500,000	542,966
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,122,833
4.0%, 9/1/2046	1,910,000	1,722,817
4.0%, 9/1/2051	1,000,000	908,057
California, San Mateo Union High School District, Series C, 4.0%, 9/1/2043	2,000,000	2,072,083
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	689,808
California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	520,766
Series A, 144A, 5.0%, 10/1/2052	1,000,000	1,023,489
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,032,952
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,790,626
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	610,000	650,809
Series A, ETM, 5.0%, 9/1/2040, INS: AGMC	20,000	21,944
Series A, 5.0%, 9/1/2042, INS: AGMC	1,255,000	1,339,337
Series A, ETM, 5.0%, 9/1/2042, INS: AGMC	45,000	49,374
California, State Educational Facilities Authority Revenue:
Series A, 4.0%, 12/1/2050	1,000,000	897,964
Series A, 5.0%, 12/1/2048	4,500,000	4,575,458

California, State General Obligation:
5.0%, 10/1/2042	1,000,000	1,130,897
Series C, 5.0%, 11/1/2042	4,000,000	4,500,613
5.0%, 10/1/2045	750,000	839,814
Series CU, 5.5%, 12/1/2052	1,780,000	1,948,634
California, State Health Facilities Financing Authority Revenue, 5.0%, 9/1/2043	2,000,000	2,042,985
California, State Health Facilities Financing Authority Revenue, Adventist Health System/West Obligated Group:
Series B, 2.5% (a), 12/2/2024, LOC: Barclays Bank PLC	2,000,000	2,000,000
Series A, 5.25%, 12/1/2041	1,250,000	1,388,657
Series A, 5.25%, 12/1/2042	1,830,000	2,021,896
Series A, 5.25%, 12/1/2043	1,500,000	1,650,684
California, State Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center Obligated Group, Series A, 3.0%, 8/15/2051	4,110,000	3,365,394
California, State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County Obligated Group, Series B, 5.0% (b), 11/1/2054	1,000,000	1,128,160
California, State Health Facilities Financing Authority Revenue, Scripps Health Obligated Group, Series B-1, 5.0% (b), 11/15/2061	2,500,000	2,725,215
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0% (b), 5/1/2054	1,200,000	1,237,882
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,737,430
California, State Municipal Finance Authority Revenue, Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio:
Series A, 5.0%, 8/15/2049	1,000,000	1,074,311
Series A, 5.0%, 8/15/2054	1,000,000	1,067,273
Series A, 5.0%, 8/15/2059	1,000,000	1,059,074
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	1,250,000	1,328,362
California, State Municipal Finance Authority Revenue, HumanGood California Obligated Group, 4.0%, 10/1/2046	3,000,000	2,814,298
California, State Municipal Finance Authority Revenue, Ignatian Corp., Series A, 5.0%, 9/1/2049	1,000,000	1,105,965
California, State Municipal Finance Authority Revenue, Republic Service, Inc., Series A, AMT, 3.875% (b), 3/1/2054	1,000,000	1,014,054
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053	3,000,000	3,295,801
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,083,473
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,506,765
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,240,000	1,260,282
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	1,095,000	1,246,119
Series A, 5.0%, 8/1/2033	1,250,000	1,417,864
Series C, 5.0%, 8/1/2033	1,145,000	1,298,763
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group, 144A, 5.0%, 6/1/2054	2,000,000	1,957,713
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	1,875,000	1,876,066
Series A, 144A, 5.0%, 6/1/2058	1,400,000	1,384,281
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	761,241
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,065,427
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	660,537

California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 4.0%, 4/1/2046	3,780,000	3,599,355
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	2,000,000	2,051,513
California, Statewide Communities Development Authority Revenue, John Muir Health Obligated Group, Series A, 5.25%, 12/1/2054	2,000,000	2,232,311
California, Statewide Communities Development Authority Revenue, Moldaw Residences, 5.0%, 11/1/2049	1,000,000	1,093,861
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., “1”, Series A, 5.0%, 6/1/2048	2,800,000	2,896,200
California, Transbay Joint Powers Authority, Senior Tax Allocate Bonds, Series A, 5.0%, 10/1/2049	1,500,000	1,534,762
California, Val Verde Unified School District, General Obligation:
Series G, 4.0%, 8/1/2048, INS: AGMC	1,250,000	1,265,590
Series C, 4.0%, 8/1/2049, INS: AGMC	2,000,000	2,019,076
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	626,243
4.0%, 9/1/2045	750,000	740,514
4.0%, 9/1/2050	900,000	867,295
Fresno, CA, Airport Revenue, Series A, AMT, 5.0%, 7/1/2053, INS: BAM	2,000,000	2,105,639
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,043,844
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,617,936
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	695,000	715,111
Series D, 5.0%, 9/1/2049	745,000	760,948
Series A, 5.0%, 9/1/2056, INS: BAM	3,000,000	3,083,439
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,265,833
5.0%, 9/1/2052	1,000,000	1,050,495
Los Angeles, CA, County Public Works Financing Authority, Lease Revenue:
Series G, 5.0%, 12/1/2041	1,000,000	1,113,721
Series G, 5.0%, 12/1/2042	1,390,000	1,541,413
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2028	1,000,000	1,058,210
Series B, AMT, 5.0%, 5/15/2029	3,450,000	3,640,727
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,409,492
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,395,287
Series B, AMT, 5.0%, 5/15/2035	750,000	763,043
Series A, AMT, 5.0%, 5/15/2038	2,000,000	2,208,326
Los Angeles, CA, Department of Water & Power Revenue, Series B-5, 1.7% (a), 12/6/2024, SPA: Barclays Bank PLC	200,000	200,000
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.0%, 5/1/2042	1,000,000	1,138,019
Series A, 5.0%, 5/1/2043	1,000,000	1,133,635
Los Angeles, CA, Unified School District, 5.25%, 7/1/2048	1,345,000	1,537,220
Modesto, CA, State Irrigation District, Series A, 5.0%, 10/1/2042	2,500,000	2,842,223
Moreno Valley, CA, Unified School District, General Obligation, Series D, 5.25%, 8/1/2052, INS: AGMC	3,500,000	3,879,197
Rio Vista, CA, Community Facilities District, Special Tax, 5.0%, 9/1/2048	1,000,000	1,024,043
Riverside County, CA, Transportation Commission, Series B-2, 3.0%, 6/1/2048, INS: BAM	5,447,000	4,536,719
Sacramento County, CA, Airport System Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,108,697
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,228,082
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park, 5.0%, 9/1/2040	2,665,000	2,730,428

San Diego, CA, Public Facilities Financing Authority Revenue:
Series A, 5.0%, 10/15/2039	500,000	572,329
Series A, 5.0%, 10/15/2041	1,000,000	1,131,623
Series A, 5.0%, 10/15/2042	500,000	562,981
Series A, 5.0%, 10/15/2043	585,000	655,373
San Diego, CA, Unified School District, Election of 2012, Series ZR-5C, 5.0%, 7/1/2039 (c)	1,500,000	1,730,187
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series B, 1.75% (a), 12/6/2024, LOC: Barclays Bank PLC	560,000	560,000
Series 2ND, AMT, 5.0%, 5/1/2048	3,700,000	3,786,413
Series D, Prerefunded, AMT, 5.0%, 5/1/2048	5,000	5,225
Series A, AMT, 5.25%, 5/1/2044	250,000	275,109
Series A, AMT, 5.25%, 5/1/2049	500,000	543,914
Series C, AMT, 5.75%, 5/1/2048	4,000,000	4,493,795
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,062,897
San Francisco City & County, CA, Public Utilities Commission Wastewater Revenue:
Series A, 5.0%, 10/1/2039	375,000	431,221
Series A, 5.0%, 10/1/2041	200,000	226,607
Series B, Prerefunded, 5.0%, 10/1/2042	750,000	885,583
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,674,669
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,277,031
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	454,028
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: BAM	3,625,000	3,678,259
Series A, 5.0%, 9/1/2034, INS: BAM	2,205,000	2,236,848
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	897,865
5.0%, 8/15/2035, INS: AGMC	700,000	737,397
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,156,663
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,467,803
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2025, INS: NATL	1,520,000	1,549,657
5.65%, 9/1/2026, INS: NATL	1,605,000	1,683,269
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,129,695
Southern California, Public Power Authority, Southern Transmission System Revenue, Series 1, 5.0%, 7/1/2043	3,000,000	3,404,721
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	804,842
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,604,031
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	3,000,000	3,048,340
		310,032,853
Guam 1.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	705,884
Series A, 5.0%, 7/1/2043	975,000	1,055,970
Series A, 5.0%, 1/1/2046	885,000	947,147
Series A, 5.0%, 1/1/2050	360,000	374,678
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,083,172
Series A, 5.0%, 10/1/2038	960,000	990,062
Series A, 5.0%, 10/1/2040	665,000	682,695
		5,839,608

Puerto Rico 1.3%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	799,982
Series A1, 4.0%, 7/1/2046	1,030,435	982,857
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2031	925,000	1,006,997
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 4.75%, 7/1/2053	1,545,000	1,546,462
		4,336,298
Other 0.8%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	2,825,130	2,713,055
Total Municipal Investments (Cost $324,321,834)		322,921,814

	Shares	Value ($)

Closed-End Investment Companies 1.6%
Eaton Vance California Municipal Bond Fund (Cost $5,171,954)	558,792	5,286,172

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $329,493,788)	100.1	328,207,986
Other Assets and Liabilities, Net	(0.1)	(230,224)
Net Assets	100.0	327,977,762
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(b)
Variable or floating rate security. These securities are shown at their current rate as of November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$322,921,814	$—	$322,921,814
Closed-End Investment Companies	5,286,172	—	—	5,286,172
Total	$5,286,172	$322,921,814	$—	$328,207,986

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCATF-PH1
R-080548-2 (1/25)